Net Income (Loss) per Common Share - Net Income (Loss) per Common Share (Details) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Options	315,938
Warrants	1,067,486	1,089,134
Convertible debentures	1,106,250	2,636,149
Anti-dilutive shares	2,489,674	3,725,283